INCOME TAXES - Deferred Tax Balances - Additional Information 1 (Details) $ in Millions	Dec. 31, 2020 USD ($)
Research and development credits
Tax Credit Carryforward [Line Items]
Tax credits which expires, not expected to be realized	$ 1.7
Foreign
Tax Credit Carryforward [Line Items]
Tax credits	10.6
Tax credits which expires, not expected to be realized	7.6
State
Tax Credit Carryforward [Line Items]
Tax credits	$ 10.6